Business combinations, acquisitions, non-controlling interest and spin-off (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of Financial Statements and the Values of the Assets Acquired and Liabilities
Purchase accounting is substantially complete as of the date of consolidated financial statements and the value of assets acquired and liabilities assumed are as follows:

	2022 Figures at acquisition date
Current assets	Ps.	2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment		1,356,916
Right-of-use		4,247,397

Total acquired assets		11,260,172

Accounts payable		(10,848,303)
Other liabilities		(369,141)

Total assumed liabilities		(11,217,444)

Fair value of acquired assets and assumed liabilities – net of cash acquired		42,728
Acquisition price		14,232,166

Goodwill	Ps.	14,189,438

Summary of Selected Financial Data From Consolidated Statements of Financial Position
Additionally, the effect of the transaction was classified as discontinued operations in these consolidated financial statements. See Note 2Ac.
c) Consolidated subsidiaries with non-controlling interests
The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2021 and 2022 of Telekom Austria’s consolidated financial statements.
The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.
Selected financial data from the consolidated statements of financial position

	December 31,
	2021		2022
Assets:
Current assets	Ps.	39,781,192	Ps.	28,648,246
Non-current assets		142,407,870		126,125,904

Total assets	Ps.	182,189,062	Ps.	154,774,150

Liabilities and equity:
Current liabilities	Ps.	68,795,807	Ps.	50,106,617
Non-current liabilities		58,312,238		47,420,775

Total liabilities		127,108,045		97,527,392
Equity attributable to equity holders of the parent		28,066,198		29,173,281
Non-controlling interest		27,014,819		28,073,477

Total equity	Ps.	55,081,017	Ps.	57,246,758

Total liabilities and equity	Ps.	182,189,062	Ps.	154,774,150

Summary of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2020		2021		2022
Operating revenues	Ps.	111,472,191	Ps.	113,838,487	Ps.	105,956,057
Operating costs and expenses		98,312,325		98,346,896		89,800,536

Operating income	Ps.	13,159,866	Ps.	15,491,591	Ps.	16,155,521

Net income	Ps.	7,787,388	Ps.	9,104,962	Ps.	11,795,662

Total comprehensive income	Ps.	12,103,406	Ps.	7,790,499	Ps.	6,127,362

Net income attributable to:
Equity holders of the parent	Ps.	3,986,412	Ps.	4,629,816	Ps.	6,000,942
Non-controlling interest		3,800,976		4,475,146		5,794,720

	Ps.	7,787,388	Ps.	9,104,962	Ps.	11,795,662

Comprehensive income attributable to:
Equity holders of the parent	Ps.	6,172,737	Ps.	3,973,154	Ps.	3,124,955
Non-controlling interest		5,930,669		3,817,345		3,002,407

	Ps.	12,103,406	Ps.	7,790,499	Ps.	6,127,362